Segmented information - Summary of geographical areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Property and equipment	$ 523	$ 128	$ 220
Other assets	295	239
Assets	7,493	7,779
Canada [Member]
Statement [Line Items]
Property and equipment	522	127
Deposits and other	10	10
Assets	532	137
Other [Member]
Statement [Line Items]
Property and equipment	1	1
Other assets	295	239
Deposits and other	2	2
Assets	$ 298	$ 242